Equity - Schedule of Share Capital (Details) - shares	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Share Capital [Abstract]
Ordinary shares, Authorized	75,000,000	75,000,000	75,000,000
Ordinary shares, Issued and outstanding	534,605	515,640	170,767